Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Segment Information

Year ended December 31, 2019	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	17,980,304	35,781	—	—		18,016,085

Results
Interest income	158,855	5,167	13,239	—		177,261
Interest expense	(126,379)	(51)	(421)	—		(126,851)
Impairment of property, plant and equipment	(3,950)	—	—	—		(3,950)
Staff severance cost	(15,454)	—	—	—		(15,454)
Depreciation and amortization	(458,665)	(5,551)	(993)	—		(465,209)
Share of profit of associates and joint venture	18,137	897	—	—		19,034
Income tax expense	(141,330)	(527)	(41)	(30,721	) (1)	(172,619)

Segment profit after tax	884,562	4,457	1,939	(30,258	) (1)	860,700

Total assets	22,817,479	416,397	2,120,767	(1,500,452)		23,854,191

Total liabilities	(12,127,021)	(15,575)	(31,278)	(106,932	) (2)	(12,280,806)

Other disclosures
Investment in joint ventures	271,274	2,717	—	—		273,991
Capital expenditure	917,192	1,033	55	—		918,280

Year ended December 31, 2020	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000
Revenue
Total external revenue (Note 6.1)	20,557,660	23,510	—	—		20,581,170

Results
Interest income	158,569	3,538	4,863	—		166,970
Interest expense	(147,161)	(35)	(97)	—		(147,293)
Impairment of property, plant and equipment	(3,920)	—	—	—		(3,920)
Staff severance cost	(19,712)	—	—	—		(19,712)
Depreciation and amortization	(488,536)	(5,181)	(890)	—		(494,607)
Share of profit of associates and joint venture	(59,476)	506	—	—		(58,970)
Income tax expense	(156,007)	(200)	(69)	(36,262	) (1)	(192,538)

Segment profit after tax	829,042	1,052	(17,127)	(33,641	) (1)	779,326

Total assets	25,330,625	392,096	2,075,262	(1,507,025)		26,290,958

Total liabilities	(14,328,688)	(10,346)	(15,797)	(103,417	) (2)	(14,458,248)

Other disclosures
Investment in joint ventures	223,918	3,202	—	—		227,120
Capital expenditure	550,424	4,409	14	—		554,847

Year ended December 31, 2021	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	US$’000
Revenue
Total external revenue (Note 6.1)	21,254,134	11,796	—	—		21,265,930	3,363,691

Results
Interest income	129,520	1,363	1,200	—		132,083	20,892
Interest expense	(111,747)	(19)	(26)	—		(111,792)	(17,683)
Impairment of property, plant and equipment	(7,227)	—	—	—		(7,227)	(1,143)
Staff severance cost	(11,771)	—	—	—		(11,771)	(1,862)
Depreciation and amortization	(567,465)	(5,221)	(910)	—		(573,596)	(90,728)
Share of profit of associates and joint venture	(96,658)	763	—	—		(95,895)	(15,168)
Income tax expense	(29,043)	(245)	—	(14,528	) (1)	(43,816)	(6,930)
Segment profit after tax	443,499	(6,728)	(20,321)	(8,556	) (1)	407,894	64,517
Total assets	24,092,883	368,415	2,146,060	(1,506,672)		25,100,686	3,970,244
Total liabilities	(13,402,330)	(10,322)	(13,550)	(59,140	) (2)	(13,485,342)	(2,133,012)

Other disclosures
Investment in joint ventures	147,106	3,989	—	—		151,095	23,899
Capital expenditure	474,562	4,310	19	—		478,891	75,748

Note:

(1)	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
(2)	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Summary of Geographic Information
Revenue from one customer group amounted to RMB 5,328.0 million (US$ 842.7 million) (2020: RMB 6,018.2 million; 2019: RMB 5,205.5 million), arising from sales by Yuchai segment.
Non-current
assets

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
People’s Republic of China	6,268,004	6,370,404	1,007,624
Other countries	94,067	89,549	14,164

	6,362,071	6,459,953	1,021,788

Non-current
assets for this purpose consist of property, plant and equipment, right-of-use
assets, investment in joint ventures and associates, investment property, intangible assets and goodwill.